S-K 1602, SPAC Registered Offerings	Sep. 28, 2026
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have up to 12 months to consummate an initial business combination from the closing of this offering. We refer to the time period we have to complete an initial business combination as the “completion window.”
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (NTBV), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the sections titled “Prospectus Summary - Dilution” and “Dilution” for more information.

As of August 31, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$5.69	$5.02	$4.98	$4.07	$5.93	$2.62	$7.38	$0.11	$9.89
Assuming No Exercise of Over-Allotment Option
$5.69	$5.02	$4.98	$4.07	$5.93	$2.63	$7.37	$0.13	$9.87

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC, Securities Offered, Material Terms [Text Block]	6,500,000
SPAC, Securities Offered, Redemption Rights [Text Block]

REDEMPTION RIGHTS FOR PUBLIC SHAREHOLDERS UPON COMPLETION OF OUR INITIAL BUSINESS COMBINATION

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest (net of taxes paid or payable, if any and up to US$100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to the limitations described herein. Our public shareholders will be permitted to redeem their shares regardless of whether they abstain, vote for, vote against, or vote at all with respect to the proposed business combination. At the completion of our initial business combination, we will be required to purchase any public shares properly delivered for redemption and not withdrawn. The amount in the trust account is initially anticipated to be $10.05 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. The redemption rights will include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. There will be no redemption rights upon the completion of our initial business combination with respect to our rights and warrants. Our initial shareholders, including our sponsor, the unaffiliated founder share transferees and our directors and officers, have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any shares held by them in connection with the completion of our initial business combination.

MANNER OF CONDUCTING REDEMPTIONS

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination either (1) in connection with a general meeting called to approve the business combination or (2) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the Companies Act or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would typically require shareholder approval. If a shareholder vote is not required and we choose not to seek shareholder approval for business or other reasons, we intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by applicable law or stock exchange listing requirement.

If shareholder approval of the transaction is required by applicable law or stock exchange listing requirement, or we decide to obtain shareholder approval for business or other reasons, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and

●	file proxy materials with the SEC.

We expect that a final proxy statement would be mailed to public shareholders at least twenty days prior to the shareholder vote. However, we expect that a preliminary proxy statement would be made available to such shareholders in advance of such time, providing additional notice of redemption if we conduct redemptions in conjunction with a proxy solicitation. Although we are not required to do so, we intend to comply with the substantive and procedural requirements of Regulation 14A in connection with any shareholder vote even if we are not able to maintain our Nasdaq listing or Exchange Act registration.

If we seek shareholder approval, we will complete our initial business combination only if we obtain the approval of an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a simple majority of the voting rights held by such members as, being entitled to do so, vote in person or by proxy at a general meeting of the company. A quorum for such general meeting will consist of the holders present in person or by proxy of shares of the company representing one-third of the issued and outstanding shares entitled to vote at such general meeting. Our initial shareholders will count towards this quorum and have agreed to vote any shares held by them in favor of our initial business combination. Assuming only the minimum number of shares representing a quorum are voted, the over-allotment option is not exercised and the initial shareholders do not purchase any units in this offering or units or shares in the after-market, we would need public shareholders holding at least 290,315 public shares, or approximately 4.47% of the 6,500,000 public shares sold in this offering, to be present in order to establish a quorum. Our initial shareholders are expected to beneficially own an aggregate of 2,749,528 shares (consisting of 2,527,778 founder shares and 221,750 private shares) and have agreed to vote all of their shares in favor of our initial business combination. Once a quorum is obtained, (i) assuming only a quorum is present, the votes controlled by our initial shareholders would be sufficient to approve our initial business combination, and we may be able to complete our initial business combination even if none of our public shareholders vote in favor of the initial business combination; or (ii) assuming all issued and outstanding shares are present and voted, we need additional 1,842,737, or 28.3%, of the 6,500,000 public shares sold in this offering are needed to be voted in favor of a transaction (none of our officers, directors, insiders or their affiliates has indicated any intention to purchase units in this offering or any units or ordinary shares in the open market or in private transactions (other than the private units)). These quorum and voting thresholds and agreements may make it more likely that we will consummate our initial business combination. Each public shareholder may elect to redeem its public shares irrespective of whether it votes for, votes against, or votes at all with respect to the proposed business combination.

Redemptions of our public shares may be subject to a net tangible asset test or cash requirement pursuant to an agreement relating to our initial business combination. For example, the proposed business combination may require: (1) cash consideration to be paid to the target or its owners; (2) cash to be transferred to the target for working capital or other general corporate purposes; or (3) the retention of cash to satisfy other conditions in accordance with the terms of the proposed business combination. In the event the aggregate cash consideration we would be required to pay for all public shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed business combination exceed the aggregate amount of cash available to us, we will not complete the business combination or redeem any shares, and all ordinary shares submitted for redemption will be returned to the holders thereof, and we instead may search for an alternate business combination (including, potentially, with the same target).

If, however, a shareholder vote is not required and we decide not to hold a shareholder vote for business or other reasons, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; and

●	file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our initial business combination, if we elect to conduct redemptions pursuant to the tender offer rules, we and our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase ordinary shares in the open market, in order to comply with Rule 14e-5 under the Exchange Act.

In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. Furthermore, redemptions of our public shares may be subject to a net tangible asset test or cash requirement pursuant to an agreement relating to our initial business combination. Consequently, if accepting all properly submitted redemption requests would cause our net tangible assets to be less than the amount necessary to satisfy a closing condition as described above, we would not proceed with such redemption and the related business combination and may instead search for an alternate business combination (including, potentially, with the same target).

De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness will have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by our public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Orange Street Capital Limited	2,527,778 ordinary shares	$25,000

	221,750 private units	$2,217,500

	Up to $600,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.

	$10,000 per month	Office space, administrative and support services

	Up to $1,500,000 in working capital loans may be convertible into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

(1)	Assumes no exercise of the over-allotment option and the full surrender and forfeiture of 379,166 shares that are subject to surrender and forfeiture by certain of our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised. If we increase or decrease the size of this offering, we will effect a share dividend or share contribution back to capital or other appropriate mechanism, as applicable, with respect to the founder shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at approximately 28.0% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private units and the ordinary shares underlying the Representative Units and assuming the sponsor does not purchase units in this offering), with any such change in the number of founder shares to be allocated to our sponsor.

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]	Assumes no exercise of the over-allotment option and the full surrender and forfeiture of 379,166 shares that are subject to surrender and forfeiture by certain of our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised. If we increase or decrease the size of this offering, we will effect a share dividend or share contribution back to capital or other appropriate mechanism, as applicable, with respect to the founder shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at approximately 28.0% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private units and the ordinary shares underlying the Representative Units and assuming the sponsor does not purchase units in this offering), with any such change in the number of founder shares to be allocated to our sponsor.
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The difference between the public offering price per unit, assuming no value is attributed to the rights and warrants included in the units we are offering pursuant to this prospectus or the private units, and the pro forma net tangible book value per ordinary share after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the sale and conversion of rights, including the private rights, which would cause the actual dilution to the public shareholders to be higher. Net tangible book value (NTBV) per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of ordinary shares which may be redeemed for cash), by the number of issued and outstanding ordinary shares.

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private units, as further described in this prospectus and (iv) no value is attributed to the rights and warrants, and (B) assume the issuance of 6,500,000 ordinary shares (or 7,475,000 ordinary shares if the over-allotment option is exercised in full), 2,906,944 founder shares (up to 379,166 of which are assumed to be surrendered and forfeited in the scenario in which the over-allotment option is not exercised in full) and 221,750 private shares (or 238,813 ordinary shares if the over-allotment option is exercised in full). Such calculations do not reflect any dilution associated with the conversion of rights as the rights are only convertible upon the consummation of our initial business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our officers and directors may owe competing duties to other enterprises, and opportunities presented to them may not be presented to us as a result of such conflicts. Also, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.Our initial shareholders are not prohibited from sponsoring, investing in or otherwise becoming involved with, any other blank check companies (including special purpose acquisition companies similar to our company), including in connection with their initial business combinations, prior to us completing our initial business combination. Potential investors should also be aware of certain potential conflicts of interest as further described in See “Proposed Business - Our Acquisition Process” and “Management - Conflicts of Interest.”If any of our directors or officers become aware of a business combination opportunity which is suitable for another entity to whom they owe fiduciary or contractual duties, he or she may need to honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. See “Risk Factors - Risks Related to our Sponsor, Management Team, and Their Respective Affiliates - Certain of our initial shareholders, including certain of our directors and officers, are now, and all of them may become, affiliated with entities engaged in business activities similar to those intended to be conducted by us and, accordingly, may have conflicts of interest in determining to which entity a particular business opportunity should be presented.”We are not prohibited from pursuing an initial business combination with a company that is affiliated with our initial shareholders; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. In the event we seek to complete an initial business combination with a target that is affiliated with our initial shareholders, we, or a committee of independent and disinterested directors, may engage independent advisors to assist with the evaluation and will obtain an opinion from an independent investment banking firm or from an independent accounting firm that such business combination is fair to our company from a financial point of view.In addition, our initial shareholders or any of their affiliates may make additional investments in the company in connection with the initial business combination, although our sponsor and its affiliates have no obligation or current intention to do so. If our initial shareholders or any of their affiliates elects to make additional investments, such proposed investments could influence our initial shareholder’s motivation to complete an initial business combination.Prior to this offering, our sponsor paid a nominal aggregate purchase price of $25,000 for the 2,906,944 founder shares, or approximately $0.0086 per share. In addition, our sponsor has committed to purchase an aggregate of 221,750 (or 238,813 if the underwriters’ over-allotment option is exercised in full) private units for a purchase price of $10.00 per unit, or $2,217,500, in the aggregate (or $2,388,125 in the aggregate if the underwriters’ over-allotment option is exercised in full). Because the founder shares and private units held by our sponsor and management will be worthless if we do not complete a business combination transaction during the completion window, members of our board of directors may be economically incentivized to consummate an initial business combination with a riskier, weaker-performing or less-established target business than would be the case if our management had paid the same per share price for the founder shares as our public shareholders paid for their public shares.Payment for the reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination, and repayment of loans which may be made by our sponsor or an affiliate of our sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination, may not be paid in the event we do not consummate a business combination.In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.Similarly, if we agree to pay our sponsor or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following tables illustrate the dilution to the public shareholders on a per-share basis, assuming no value is attributed to the rights included in the units or the private units:

No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	$(0.04)	$(0.04)	$(0.04)	$(0.04)	$(0.04)
Increase/(Decrease) attributable to public shareholders	$5.73	$5.07	$4.12	$2.67	$0.18
Pro forma net tangible book value after this offering and the sale of the private placement shares	$5.69	$5.02	$4.07	$2.63	$0.13
Dilution to public shareholders	$4.31	$4.98	$5.93	$7.37	$9.87
Percentage of dilution to public shareholders	43.10%	49.78%	59.26%	73.75%	98.68%

Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	$(0.04)	$(0.04)	$(0.04)	$(0.04)	$(0.04)
Increase/(Decrease) attributable to public shareholders	$5.73	$5.06	$4.11	$2.66	$0.15
Pro forma net tangible book value after this offering and the sale of the private placement shares	$5.69	$5.02	$4.07	$2.62	$0.11
Dilution to public shareholders	$4.31	$4.98	$5.93	$7.38	$9.89
Percentage of dilution to public shareholders	43.10%	49.77%	59.26%	73.80%	98.85%

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

The following table sets forth information with respect to our initial shareholders and the public shareholders:

	Shares Purchased		Total Consideration		Average Price
	Number	Percentage	Amount	Percentage	Per Share
Initial Shareholders(1)	2,527,778	22.96%	$25,000	0.03%	$0.0099
Private Units(2)	277,187	2.51%	$2,217,500	3.30%	$8.0000
Public Shareholders(3)	8,125,000	73.79%	$65,000,000	96.67%	$8.0000
Representative Units(4)	81,250	0.74%	-	-	-
	11,011,215	100.00%	$67,242,500	100.00%

(1)	Assumes the full surrender and forfeiture of 379,166 founder shares and no exercise of the underwriters’ over-allotment option.
(2)	Includes the issuance of an additional 55,437 shares underlying the rights contained in the private units and no exercise of the underwriters’ over-allotment option.
(3)	Includes the issuance of an additional 1,625,000 shares underlying the rights contained in the public units and no exercise of the underwriters’ over-allotment option.
(4)	Includes the issuance of an additional 16,250 shares underlying the rights contained in the Representative Units and no exercise of the underwriters’ over-allotment option.

The pro forma NTBV per share after this offering for each of the redemption scenarios is calculated as follows:

	As of August 31, 2026
			25% Redemption		50% Redemption		75% Redemption		100% Redemption
	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment
Numerator
Net tangible book deficit before this offering	(113,573)	(113,573)	(113,573)	(113,573)	(113,573)	(113,573)	(113,573)	(113,573)	(113,573)	(113,573)
Plus: Net proceeds from this offering and the sale of the private units(1)	65,925,000	75,723,750	65,925,000	75,723,750	65,925,000	75,723,750	65,925,000	75,723,750	65,925,000	75,723,750
Plus: Offering costs paid in advance, excluded from tangible book value	82,000	82,000	82,000	82,000	82,000	82,000	82,000	82,000	82,000	82,000
Less: Deferred underwriting commission(2)	(3,266,250)	(3,756,188)	(2,449,688)	(2,817,141)	(1,633,125)	(1,878,094)	(816,563)	(939,047)	-	-
Less: Over-allotment liability	-	-	-	-	-	-	-	-
Plus: Proceeds from founder shares	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000
Less: redemptions (3)	-	-	(16,331,250)	(18,780,938)	(32,662,500)	(37,561,875)	(48,993,750)	(56,342,813)	(65,325,000)	(75,123,750)
Total	62,652,177	71,960,990	47,137,490	54,119,099	31,622,802	36,277,208	16,108,115	18,435,318	593,427	593,427

Denominator:
Founder shares before modeled forfeiture	2,906,944	2,906,944	2,906,944	2,906,944	2,906,944	2,906,944	2,906,944	2,906,944	2,906,944	2,906,944
Less: founder shares forfeited if O/A is not exercised	(379,166)	-	(379,166)	-	(379,166)	-	(379,166)	-	(379,166)	-
Ordinary shares offered
Public shares and shares underlying public rights	8,125,000	9,343,750	8,125,000	9,343,750	8,125,000	9,343,750	8,125,000	9,343,750	8,125,000	9,343,750
Private shares
Private placement shares and shares underlying private rights	277,187	298,516	277,187	298,516	277,187	298,516	277,187	298,516	277,187	298,516
Representative Shares and modeled underlying rights	81,250	93,437	81,250	93,437	81,250	93,437	81,250	93,437	81,250	93,437
Less: public shares redeemed	-	-	(1,625,000)	(1,868,750)	(3,250,000)	(3,737,500)	(4,875,000)	(5,606,250)	(6,500,000)	(7,475,000)
Total	11,011,215	12,642,647	9,386,215	10,773,897	7,761,215	8,905,147	6,136,215	7,036,397	4,511,215	5,167,647

(1)	Net proceeds from this offering and the sale of the private units are presented after deducting underwriting commissions of $812,500 (or $934,375 if the underwriters’ over-allotment option is exercised in full) and estimated offering expenses of approximately $480,000. See “Use of Proceeds.”

(2)	Represents the value of 45-day over-allotment option from the date of this prospectus granted to the underwriters to purchase an aggregate of up to 975,000 additional units at the initial public offering price less the underwriting commissions. The underwriters’ over-allotment option is deemed to be a freestanding financial instrument indexed on the shares subject to redemption and will be accounted for as a liability pursuant to ASC 480 if not fully exercised at the time of the initial public offering. The table above assumes that the option has either been fully exercised or has expired with no exercise to purchase additional shares, thus the value of over-allotment liability in both scenario is $0. We will pay the Representative deferred underwriting commissions in cash in an amount of 5.0% of the remaining amount held in the trust account following all properly submitted shareholder redemption in connection with the consummation of the initial Business Combination and immediately prior to the closing of the initial business combination.
(3)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, advisors or their affiliates may purchase shares, public warrants or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business - Permitted Purchases and other Transactions with Respect to Our Securities.”

SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	CONFLICTS OF INTEREST

Our sponsor currently holds 2,906,944 ordinary shares (which were purchased for $25,000, or approximately $0.0086 per share, and which we refer to as “founder shares”), up to 379,166 of which are subject to surrender and forfeiture by certain of our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised. Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the rights included in the units. If we do not complete an initial business combination within the completion window, the proceeds from the sale of the private units will be included in the liquidating distribution to our public shareholders and the private units and founder shares will be worthless.

If we increase or decrease the size of this offering, we will effect a share dividend or share contribution back to capital or other appropriate mechanism, as applicable, with respect to the founder shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at approximately 28.0% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the private units and the ordinary shares underlying the Representative Units and assuming the sponsor does not purchase units in this offering), with any such change in the number of founder shares to be allocated to our sponsor.

Also, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. As a result, the fiduciary duties, conflicts of interest or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Our initial shareholders are not prohibited from sponsoring, investing in or otherwise becoming involved with, any other blank check companies (including special purpose acquisition companies similar to our company), including in connection with their initial business combinations, prior to us completing our initial business combination. Potential investors should also be aware of the following potential conflicts of interest:

●	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

●	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

●	Our initial shareholders purchased founder shares prior to the date of this prospectus and the sponsor will purchase the private units in transactions that will close simultaneously with the closing of this offering. Our initial shareholders have agreed to waive their right to liquidating distributions with respect to its founder shares if we fail to consummate our initial business combination within the required time period. However, if our initial shareholders acquire public shares in or after this offering, they will be entitled to receive liquidating distributions with respect to such public shares if we fail to consummate our initial business combination within the required time period. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private units will be used to fund the redemption of our public shares, and the private units will expire worthless.

●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

●	Certain of our initial shareholders, directors and officers presently has, and any of them in the future may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. As a result, our officers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.

●	Our officers and directors may in the future become affiliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.

●	Repayment of loans which may be made by our sponsor or an affiliate of our sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination. Up to $1,500,000 of such loans may be converted into private units of the post-business combination entity at a price of $10.00 per private unit at the option of the applicable lender. Such working capital units would be identical to the private units. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans. These financial interests of our sponsor, executive officers and directors may influence their motivation in identifying and selecting a target business combination and completing an initial business combination.

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)	directors should not improperly fetter the exercise of future discretion;

(iv)	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(v)	duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.